Short-Term Debt	12 Months Ended
Dec. 31, 2020
Short-term Debt [Abstract]
Short-term Debt [Text Block]
7. Short-Term Debt
In November 2018, Teekay Tankers Chartering Pte. Ltd. (or TTCL), a wholly-owned subsidiary of Teekay Tankers, entered into a working capital revolving loan facility (or the Working Capital Loan), which initially provided available aggregate borrowings of up to $40.0 million for TTCL, and which had an initial maturity date in May 2019, subject to extension as described below. The maximum available aggregate borrowings were subsequently increased to $80.0 million, effective December 2019. The amount available for drawdown is limited to a percentage of certain receivables and accrued revenue, which is assessed weekly. The next maturity date of the Working Capital Loan is May 2021. The Working Capital Loan maturity date is continually extended for further periods of six months thereafter unless and until the lender gives notice in writing that no further extensions shall occur. Proceeds of the Working Capital Loan are used to provide working capital in relation to certain vessels subject to the RSAs. Interest payments are based on LIBOR plus a margin of 3.5%.
The Working Capital Loan is collateralized by the assets of TTCL. The Working Capital Loan requires Teekay Tankers to maintain its paid-in capital contribution under the RSAs and the retained distributions of the RSA counterparties in an amount equal to the greater of (a) an amount equal to the minimum average capital contributed by the RSA counterparties per vessel in respect of the RSA (including cash, bunkers or other working capital contributions and amounts accrued to the RSA counterparties but unpaid) and (b) a minimum capital contribution ranging from $20.0 million to $30.0 million based on the amount borrowed. As at December 31, 2020, $10.0 million (December 31, 2019 – $50.0 million) was owing under this facility, the aggregate available borrowings were $32.0 million (December 31, 2019 - $80.0 million) and the interest rate on the facility was 3.6% (December 31, 2019 – 5.0%). As at December 31, 2020, Teekay Tankers was in compliance with all covenants in respect of this facility.